ALLIANCE UTILITY INCOME FUND

ANNUAL REPORT
NOVEMBER 30, 1996



LETTER TO SHAREHOLDERS                             ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

December 13, 1996

Dear Shareholder:

We are pleased to report to you on the investment performance and activities of the Alliance Utility Income Fund for the fiscal year ended November 30, 1996.

As you can see in the table below, 6- and 12-month performance essentially tracked that of the Fund's primary benchmark, the NYSE Utility Index.

INVESTMENT RESULTS*
                                   TOTAL RETURN FOR THE
                              PERIODS ENDED NOVEMBER 30, 1996
                                  6 MONTHS      12 MONTHS
                                ------------  -------------
ALLIANCE UTILITY INCOME FUND
  Class A                           5.07%          8.47%
  Class B                           4.66           7.82
  Class C                           4.75           7.81

NYSE UTILITY INDEX                  5.19           8.61
S&P 500 STOCK INDEX                14.37          27.85


THE NYSE AND S&P INDICES ARE UNMANAGED.

* THE FUND'S INVESTMENT RESULTS ARE CUMULATIVE TOTAL RETURNS FOR EACH PERIOD AND ARE BASED ON THE NET ASSET VALUE AS OF 11/30/96. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES. RETURNS FOR THE FUND AND ITS COMPARATIVE INDICES INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. ADDITIONAL PERFORMANCE RESULTS APPEAR ON PAGE 3.


MARKET REVIEW
Fund performance was enhanced in the first half of the fiscal year by underweighting the electric utility sector and maintaining a large cash position in the face of the bond market's retreat. During the second half of the fiscal year, this cash was redeployed into stocks, mainly in the natural gas pipeline and distribution sector.

Performance in the second half of the fiscal year was negatively affected by the Fund's holdings in several communications technology stocks reporting earnings below expectations. These positions have since been eliminated. While our large position in AT&T also adversely impacted performance, we are maintaining this holding based on its attractive valuation. These detrimental influences were largely offset by the positive performance of our natural gas holdings and our large positions in Teleport Communications and MCI Communications.

INVESTMENT STRATEGY
The near-term direction of the economy will be the single largest determinant of utility stock prices over the next 12 months. Economic data suggests little change from the current environment of modest growth and low inflation. If these conditions persist, moderate increases in corporate profits could propel the stock market into higher territory.

However, the economy seldom behaves as expected. A reacceleration of economic growth will exert upward pressure on interest rates, causing bond prices as well as utility stock prices to suffer. On the other hand, if the economy slows enough to cause declines in corporate earnings, utility stocks, with their inherent stability, may outperform the broader market averages.

For now, we believe the economy is unlikely to pick up speed in the near term. Therefore, we remain fully invested in the electric, gas, and telephone utilities areas, and continue to reduce our exposure to the telecommunications equipment sector, as well as to the more volatile foreign markets.

We appreciate the confidence you have placed in us and look forward to reporting the Fund's progress in the future.

Sincerely,

John D. Carifa
Chairman and President

Paul Rissman
Vice President


1



INVESTMENT OBJECTIVE AND POLICIES                  ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

Alliance Utilitiy Income Fund is an open-end, diversified investment portfolio that seeks current income and capital appreciation primarily through investments in the equity and fixed-income securities of companies in the utilities industry. The Fund has the flexibility to purchase foreign as well as U.S. securities, and may hold up to 35% of its total assets in non-utility-related securities, such as U.S. Government securities, foreign government securities, and foreign and domestic corporate bonds.



INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURNS AS OF NOVEMBER 30, 1996

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                    8.47%          3.90%
 . Since Inception*            6.70%          5.24%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                    7.82%          3.82%
 . Since Inception*            5.94%          5.65%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                    7.81%          6.81%
 . Since Inception*            6.00%          6.00%


Average annual total returns reflect investment of dividends and/or capital gain distributions in additional shares, with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4%--Year 1; 3%--Year 2; 2%--Year 3; and 1%--Year 4). Class C shares purchased prior to July 1, 1996, are not subject to front-end or contingent deferred sales charges. Class C shares purchased on or after July 1, 1996, are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception:10/18/93.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



                                                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

ALLIANCE UTILITY INCOME FUND
$10,000 INVESTMENT OVER LIFE OF FUND:
10/31/93* TO 11/30/96

$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000

S&P 500 STOCK INDEX:  $17,472
NYSE UTILITY INDEX:  $15,361
UTILITY INCOME FUND
CLASS A: $11,727

10/31/93   12/31/93   12/31/94   12/31/95   11/30/96


This chart illustrates the total value of an assumed investment in Alliance Utility Income Fund Class A shares (since inception) after deducting the maximum 4.25% sales charge, and with dividends and capital gains reinvested. Performance for Class B, Class C, and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard and Poor's 500 Stock Index is a common measure of the performance of the U.S. stock market. The NYSE Utility Index is an unmanaged index comprised of utility stocks traded on the New York Stock Exchange.

When comparing Alliance Utility Income Fund to the two indexes shown above, you should note that the Fund's performance reflects the maximum sales charge of 4.25% while no such charges are reflected in the performance of the indices.


Utility Income Fund
S&P 500 Stock Index
NYSE Utility Index


*  Month-end nearest to Fund inception date (10/18/93.)


3



TEN LARGEST HOLDINGS
NOVEMBER 30, 1996                                  ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

                                                                     PERCENT OF
COMPANY                                    COUNTRY         VALUE     NET ASSETS
-------------------------------------------------------------------------------
AT & T Corp.                            United States   $  973,400       4.8%
AirTouch Communications, Inc.
  Cl.C 4.25% cv. pfd.                   United States      956,800       4.7
3Com Corp., 10.25%, 11/01/01            United States      907,000       4.5
FPL Group, Inc.                         United States      811,800       4.0
Allegheny Power Systems, Inc.           United States      786,712       3.9
Teleport Communications Group, Inc.     United States      755,250       3.7
Houston Industries, Inc.                United States      737,000       3.6
CINergy Corp.                           United States      713,550       3.5
CMS Energy Corp.                        United States      708,500       3.5
American Electric Power, Inc.           United States      684,750       3.4
                                                        $8,034,762      39.6%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED NOVEMBER 30, 1996
_______________________________________________________________________________

                                                          SHARES OR PRINCIPAL
-------------------------------------------------------------------------------
                                                                     HOLDINGS
PURCHASES                                  COUNTRY         BOUGHT    11/30/96
-------------------------------------------------------------------------------
3Com Corp., 10.25%, 11/01/01            United States     $400,000   $400,000
AirTouch Communications, Inc.
  Cl.C 4.25% cv. pfd.                   United States       20,800     20,800
Allegheny Power Systems, Inc.           United States       10,500     25,900
CINergy Corp.                           United States       21,300     21,300
DQE, Inc.                               United States       11,200     11,200
Edison International                    United States       31,000     31,000
Pinnacle West Capital Corp.             United States       10,400     20,100
TCI Communications, Inc. pfd.           United States       10,000     10,000
Teleport Communications Group, Inc.     United States       22,800     22,800
The Williams Cos., Inc. 3.50% pfd.      United States        7,500      7,500


                                                                      HOLDINGS
SALES                                                       SOLD      11/30/96
-------------------------------------------------------------------------------
AirTouch Communications, Inc.           United States       26,400         -0-
Central & South West Corp.              United States       21,500         -0-
Light Servicos de Eletricid, S.A.       Brazil           1,600,000         -0-
Motorola, Inc.                          United States       10,300         -0-
New York State Electric & Gas Corp.     United States       25,100         -0-
Portland General Corp.                  United States       20,000         -0-
TCI Group, Series A                     United States       27,800         -0-
Union Pacific Corp.                     United States        8,800         -0-
U.S. Cellular Corp.                     United States       14,700         -0-
U.S. West Communications Group          United States       17,600         -0-


4



PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996                                  ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-91.0%
UNITED STATES INVESTMENTS-79.2%
PUBLIC UTILITIES-79.2%
ELECTRIC-45.5%
Allegheny Power Systems, Inc.                    25,900      $   786,712
American Electric Power, Inc.                    16,500          684,750
Baltimore Gas & Electric Co.                      9,800          273,175
Carolina Power & Light Co.                       14,900          545,713
CINergy Corp.                                    21,300          713,550
CMS Energy Corp.                                 21,800          708,500
DPL, Inc.                                        22,800          555,750
DQE, Inc.                                        11,200          330,400
Edison International                             31,000          616,125
FPL Group, Inc.                                  17,600          811,800
Houston Industries, Inc.                         33,500          737,000
Illinova Corp.                                   14,200          376,300
Ipalco Enterprises, Inc.                         17,400          474,150
Pinnacle West Capital Corp.                      20,100          625,612
Public Service Co. of New Mexico                 22,300          426,488
Texas Utilities Co.                              14,100          556,950
                                                             ------------
                                                               9,222,975

GAS-14.5%
AGL Resources, Inc.                               9,700          204,913
Brooklyn Union Gas Co.                            7,300          228,125
Enron Corp.                                       4,700          215,025
MCN Corp.                                         7,400          212,750
New Jersey Resources Corp.                        7,000          207,375
Northwest Natural Gas Co.                         8,400          210,000
Pacific Enterprises                               6,500          199,063
People's Energy Corp.                             5,700          206,625
Questar Corp.                                     5,500          215,187
Southwest Gas Corp.                              11,100          216,450
The Williams Cos., Inc. 3.50% pfd.                7,500          618,750
Washington Gas Light Co.                          8,900          212,487
                                                             ------------
                                                               2,946,750

TELEPHONE-19.2%
AirTouch Communications, Inc.
  Cl.C 4.25% cv. pfd.                            20,800          956,800
AT & T Corp.                                     24,800          973,400
MCI Communications Corp.                         14,800          451,400
TCI Communications, Inc. pfd.                    10,000          383,750
Telephone & Data Systems, Inc.                    9,800          366,275
Teleport Communications Group, Inc. (a)          22,800          755,250
                                                             ------------
                                                               3,886,875

Total United States Investments
  (cost $15,241,860)                                          16,056,600

FOREIGN INVESTMENTS-11.8%
BRAZIL-2.6%
Light Particapacoes, S.A. (a)                 1,600,000          300,639
  Electric
Telecomunicacoes Brasileiras, S.A. (ADR)          3,000          227,250
  Telephone Utility
                                                             ------------
                                                                 527,889

CHILE-0.8%
Cia. de Telecomunicaciones de Chile S.A.
  (ADR)                                           1,700          161,712
  Telephone Utility

FINLAND-2.0%
Nokia Corp. (ADR)                                 7,200          404,100
  Electronics

HONG KONG-1.2%
Consolidated Electric Power Asia (ADR)          100,000          235,385
  Electric & Gas Utility

KOREA-1.1%
Korea Electric Power Corp. (ADR)                  6,890          220,261
  Electric


5

PORTFOLIO OF INVESTMENTS (CONTINUED)               ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
MEXICO-1.6%
Telefonos de Mexico S.A. Series L (ADR)          10,600      $   321,975
  Telephone Utility

PERU-1.0%
Telefonica del Peru                             108,000          211,863
  Communication Services

SWEDEN-1.5%
Ericsson (L.M.) Telephone Co. (ADR)               9,600          296,400
  Electronics

Total Foreign Investments
  (cost $1,909,081)                                            2,379,585

Total Common Stocks & Other Investments
  (cost $17,150,941)                                          18,436,185


                                               PRINCIPAL
                                                 AMOUNT
COMPANY                                           (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
CORPORATE BONDS-5.5%
3Com Corp.
  10.25%, 11/01/01 (b)                             $400      $   907,000
International Cabletel, Inc.
  7.25%, 4/15/05 (b)                                185          205,350
Total Corporate Bonds
  (cost $819,800)                                              1,112,350

SHORT TERM INVESTMENT-2.4%
Prudential Funding Corp.
  5.35%, 12/02/96
  (amortized cost $499,926)                         500          499,926

TOTAL INVESTMENTS -98.9%
  (cost $18,470,667)                                          20,048,461
Other assets less liabilities-1.1%                               215,742

NET ASSETS-100%                                              $20,264,203


(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1996, such securities amounted to $1,112,350 or 5.5% of net assets.

     Glossary:
     ADR - American Depository Receipt

     See notes to financial statements.


6



STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996                                  ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $18,470,667)            $20,048,461
  Cash, at value (cost $60,507)                                          54,231
  Receivable for investment securities sold                             114,206
  Dividends and interest receivable                                      68,126
  Deferred organization expenses                                         59,829
  Receivable for capital stock sold                                      50,372
  Receivable from Adviser                                                19,333
  Total assets                                                       20,414,558

LIABILITIES
  Distribution fee payable                                               14,657
  Payable for capital stock redeemed                                     11,136
  Accrued expenses                                                      124,562
  Total liabilities                                                     150,355

NET ASSETS                                                          $20,264,203

COMPOSITION OF NET ASSETS
  Capital stock, at par                                             $     1,916
  Additional paid-in capital                                         18,303,875
  Accumulated net realized gain on investments and foreign
    currency denominated assets and liabilities                         386,904
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                       1,571,508
                                                                    $20,264,203

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($3,293,681/
    310,999 shares of capital stock issued and outstanding)              $10.59
  Sales charge--4.25% of public offering price                              .47
  Maximum offering price                                                 $11.06

  CLASS B SHARES
  Net asset value and offering price per share ($13,561,373/
    1,282,570 shares of capital stock issued and outstanding)            $10.57

  CLASS C SHARES
  Net asset value and offering price per share ($3,376,043/
    318,868 shares of capital stock issued and outstanding)              $10.59

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($33,106 / 3,125 shares of capital stock issued and outstanding)     $10.59


See notes to financial statements.


7



STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996                       ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld $6,503)     $ 532,559
  Interest                                                79,960    $  612,519

EXPENSES
  Advisory fee                                           145,817
  Distribution fee - Class A                               8,863
  Distribution fee - Class B                             125,638
  Distribution fee - Class C                              39,218
  Administrative                                         139,000
  Custodian                                               90,166
  Audit and legal                                         56,730
  Amortization of organization expenses                   37,800
  Registration                                            35,421
  Transfer agency                                         34,749
  Directors' fees                                         30,000
  Printing                                                18,747
  Miscellaneous                                            9,552
  Total expenses                                         771,701
  Less: expenses waived and assumed by the Adviser
    (Note B)                                            (365,112)
  Net expenses                                                         406,589
  Net investment income                                                205,930

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                     752,743
  Net realized loss on foreign currency transactions                    (2,733)
  Net change in unrealized appreciation (depreciation) of:
    Investments                                                        531,142
    Foreign currency denominated assets and liabilities                   (200)
  Net gain on investments                                            1,280,952

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $1,486,882


See notes to financial statements.


8



STATEMENT OF CHANGES IN NET ASSETS                 ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

                                                      YEAR ENDED    YEAR ENDED
                                                     NOVEMBER 30,  NOVEMBER 30,
                                                         1996          1995
                                                     ------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                              $   205,930   $   228,785
  Net realized gain on investments and foreign
    currency transactions                                750,010       548,961
  Net changes in unrealized appreciation
    (depreciation) of investments and foreign
    currency denominated assets and liabilities          530,942     1,340,494
  Net increase in net assets from operations           1,486,882     2,118,240

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                             (131,703)     (101,893)
    Class B                                             (488,174)     (236,075)
    Class C                                             (150,651)     (137,196)

CAPITAL STOCK TRANSACTIONS
  Net increase                                         2,312,181     9,520,734
  Total increase                                       3,028,535    11,163,810

NET ASSETS
  Beginning of year                                   17,235,668     6,071,858
  End of year                                        $20,264,203   $17,235,668


See notes to financial statements.


9



NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996                                  ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Utility Income Fund, Inc. (the "Fund") organized as a Maryland corporation on July 28, 1993, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. On April 15, 1996 the Board of Directors approved the creation of a fourth class of shares, Advisor Class Shares. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25%. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares purchased on or after July 1, 1996, are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expense. Advisor Class shares are offered principally to investors participating in fee-based programs. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of the significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on national securities exchanges are valued at the last reported sales price, or, if no sale occurred, at the last bid price quoted at the regular close of such exchange. Over-the-counter securities not traded on national securities exchanges are valued at the mean of the closing bid and asked price. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Directors.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $189,000 have been deferred and are being amortized on a straight-line basis through October, 1998.

3. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net foreign currency losses represents foreign exchange gains and losses from sales and maturities of securities, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation of investments and foreign currency denominated assets and liabilities.

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.



10



                                                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

7. RECLASSIFICATION OF NET ASSETS
At November 30, 1996 the Fund reclassed certain components of net assets. The reclassification resulted in a net decrease to accumulated net realized gains on investments and foreign currency transactions and a net increase to net investment income of $564,598.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays its Adviser, Alliance Capital Management L.P., an advisory fee at an annual rate of .75 of 1% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the year ended November 30, 1996 the Adviser voluntarily agreed to waive its advisory fees and bear certain expenses so that total expenses do not exceed an annual basis of 1.50%, 2.20%, 2.20% and 1.20% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the year ended November 30, 1996, such reimbursement amounted to $365,112. Pursuant to the Advisory Agreement, the Fund paid $139,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended November 30, 1996. The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Services Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $20,240. Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $1,299 from the sale of Class A shares and $16,140 in contingent deferred sales charges were imposed upon redemptions by shareholders of Class B shares for the year ended November 30, 1996.

Brokerage commissions paid on securities transactions for the year ended November 30, 1996, amounted to $51,676, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp., ("DLJ") an affiliate of the Adviser, nor to DLJ directly.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,114,037 and $406,214 for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods as long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, (excluding short-term investments and U.S. Government Securities), aggregated $19,738,494 and $17,743,431, respectively, for the year ended November 30, 1996. At November 30, 1996, the cost of securities for federal income tax purposes was $18,483,419. Accordingly, gross unrealized appreciation of investments was $1,912,245 and gross unrealized depreciation of investments was $347,203, resulting in net unrealized appreciation of $1,565,042 excluding foreign currency.


11



NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                     --------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                     NOVEMBER 30,  NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,
                         1996          1995           1996            1995
                     ------------  ------------  --------------  --------------
Shares sold              107,112       280,485     $ 1,085,933     $ 2,562,935
Shares issued in
  reinvestment of
  dividends                5,811         5,656          58,387          52,789
Shares converted
  from Class B             8,864            -0-         88,508              -0-
Shares redeemed          (79,786)     (136,178)       (807,878)     (1,281,378)
Net increase              42,001       149,963     $   424,950     $ 1,334,346

CLASS B
Shares sold              583,527     1,060,967     $ 5,950,969     $10,085,756
Shares issued in
  reinvestment of
  dividends               20,642        13,786         207,489         130,190
Shares converted
  to Class A              (8,872)           -0-        (88,508)             -0-
Shares redeemed         (390,151)     (259,756)     (3,946,622)     (2,433,366)
Net increase             205,146       814,997     $ 2,123,328     $ 7,782,580

CLASS C
Shares sold              198,044       152,939     $ 2,016,294     $ 1,435,226
Shares issued in
  reinvestment of
  dividends               11,022        12,020         110,869         112,263
Shares redeemed         (232,815)     (117,943)     (2,394,921)     (1,143,681)
Net increase(decrease)   (23,749)       47,016     $  (267,758)    $   403,808


                     OCT. 2,1996*                  OCT. 2,1996*
                          TO                            TO
                     NOV. 30,1996                  NOV. 30,1996
                     ------------                  ------------
ADVISOR CLASS
Shares sold                3,142                   $    31,836
Shares issued in
  reinvestment of
  dividends                   -0-                           -0-
Shares redeemed              (17)                         (175)
Net increase               3,125                   $    31,661


NOTE F: CONCENTRATION OF RISK
The investments in utility companies may be subject to a variety of risks depending, in part, on such factors as the type of utility involved and its geographic location. The revenues of domestic and foreign utilities companies generally reflect the economic growth and development in the geographic areas in which they do business.


*    Commencement of distribution.


12



FINANCIAL HIGHLIGHTS                               ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 CLASS A
                                            ---------------------------------------------------
                                                                                OCT. 18,1993(A)
                                                    YEAR ENDED NOVEMBER 30,            TO
                                            ------------------------------------  NOVEMBER 30,
                                                1996         1995         1994        1993
                                            -----------  -----------  ----------  -------------
Net asset value, beginning of period          $10.22        $8.97        $9.92      $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .18(c)       .27(c)       .42         .02
Net realized and unrealized gain (loss)
  on investments                                 .65         1.43         (.89)       (.10)
Net increase (decrease) in net asset
  value from operations                          .83         1.70         (.47)       (.08)

LESS: DIVIDEND
Dividends from net investment income            (.46)        (.45)        (.48)         -0-
Net asset value, end of period                $10.59       $10.22        $8.97       $9.92

TOTAL RETURN
Total investment return based on net
  asset value (d)                               8.47%       19.58%       (4.86)%      (.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $3,294       $2,748       $1,068        $229
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.50%        1.50%        1.50%       1.50%(e)
  Expenses, before waivers/reimbursements       3.38%        4.86%       13.72%     145.63%(e)
  Net investment income, net of waivers/
    reimbursements                              1.67%        2.48%        4.13%       2.35%(e)
Portfolio turnover rate                           98%         162%          30%         11%
Average commission rate (f)                   $.0536           --           --          --


See footnote summary on page 16.


13



FINANCIAL HIGHLIGHTS (CONTINUED)                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 CLASS B
                                            ---------------------------------------------------
                                                                                OCT. 18,1993(A)
                                                    YEAR ENDED NOVEMBER 30,            TO
                                            ------------------------------------  NOVEMBER 30,
                                                1996         1995         1994        1993
                                            -----------  -----------  ----------  -------------
Net asset value, beginning of period          $10.20        $8.96        $9.91       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .10(c)       .18(c)       .37          .01
Net realized and unrealized gain (loss)
  on investments                                 .67         1.45         (.91)        (.10)
Net increase (decrease) in net asset
  value from operations                          .77         1.63         (.54)        (.09)

LESS: DIVIDEND
Dividends from net investment income            (.40)        (.39)        (.41)          -0-
Net asset value, end of period                $10.57       $10.20        $8.96        $9.91

TOTAL RETURN
Total investment return based on net
  asset value (d)                               7.82%       18.66%       (5.59)%       (.90)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $13,561      $10,988       $2,353         $244
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       2.20%        2.20%        2.20%        2.20%(e)
  Expenses, before waivers/reimbursements       4.08%        5.34%       14.42%      133.62%(e)
  Net investment income, net of waivers/
    reimbursements                               .95%        1.60%        3.53%        2.84%(e)
Portfolio turnover rate                           98%         162%          30%          11%
Average commission rate (f)                   $.0536           --           --           --


See footnote summary on page 16.


14



                                                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 CLASS C
                                            ---------------------------------------------------
                                                                                OCT. 27,1993(A)
                                                    YEAR ENDED NOVEMBER 30,            TO
                                            ------------------------------------  NOVEMBER 30,
                                                1996         1995         1994        1993
                                            -----------  -----------  ----------  -------------
Net asset value, beginning of period          $10.22        $8.97        $9.92       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .11(c)       .18(c)       .39          .01
Net realized and unrealized gain (loss)
  on investments                                 .66         1.46         (.93)        (.09)
Net increase (decrease) in net asset
  value from operations                          .77         1.64         (.54)        (.08)

LESS: DIVIDEND
Dividends from net investment income            (.40)        (.39)        (.41)          -0-
Net asset value, end of period                $10.59       $10.22        $8.97        $9.92

TOTAL RETURN
Total investment return based on net
  asset value (d)                               7.81%       18.76%       (5.58)%       (.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $3,376       $3,500       $2,651          $18
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       2.20%        2.20%        2.20%        2.20%(e)
  Expenses, before waivers/reimbursements       4.07%        5.99%       14.42%      148.03%(e)
  Net investment income, net of waivers/
    reimbursements                               .94%        1.88%        3.60%        3.08%(e)
Portfolio turnover rate                           98%         162%          30%          11%
Average commisson rate (f)                    $.0536           --           --           --


See footnote summary on page 16.


15



FINANCIAL HIGHLIGHTS (CONTINUED)                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                               ADVISOR CLASS
                                                             ------------------
                                                             OCTOBER 2, 1996(A)
                                                                      TO
                                                             NOVEMBER 30, 1996
                                                             ------------------
Net asset value, beginning of period                               $9.95

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                                            .03(c)
Net realized and unrealized gain on investments                      .61
Net increase in net asset value from operations                      .64
Net asset value, end of period                                    $10.59

TOTAL RETURN
Total investment return based on net asset value (d)                6.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                            $33
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements                           1.20%(e)
  Expenses, before waivers/reimbursements                           3.48%(e)
  Net investment income, net of waivers/reimbursements              4.02%(e)
Portfolio turnover rate                                               98%
Average commisson rate (f)                                        $.0536


(a)  Commencement of distributions.

(b)  Net of fees waived and expenses reimbursed by the Adviser.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for period of less than one year is not annualized.

(e)  Annualized.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.


16



REPORT OF INDEPENDENT ACCOUNTANTS                  ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
ALLIANCE UTILITY INCOME FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Utility Income Fund, Inc. (the "Fund") at November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the three years then ended and for the period October 18, 1993 (commencement of operations) to November 30, 1993, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
January 17, 1997


17



                                                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
ANDREW M. ARAN, SENIOR VICE PRESIDENT
ALAN E. LEVI, SENIOR VICE PRESIDENT
THOMAS BARDONG, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
PAUL RISSMAN, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036


(1)  Member of the Audit Committee.


18



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


19



ALLIANCE UTILITY INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL
INVESTING WITHOUT THE MYSTERY

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

UIFAR